SHORT-TERM CONVERTIBLE DEBT (Details Narrative) - USD ($)								1 Months Ended		3 Months Ended			12 Months Ended
	Nov. 23, 2020	Nov. 16, 2020	Oct. 12, 2020	Aug. 28, 2020	Aug. 28, 2020	Aug. 25, 2020	Aug. 25, 2020	Sep. 14, 2020	Feb. 26, 2020	Apr. 30, 2021	Sep. 01, 2020	Apr. 30, 2020	Jan. 31, 2021	Jan. 31, 2020
Accrued interest payable								$ 20,111		$ 222,667			$ 240,713	$ 703,270
Converted Debt										340,711			336,683	2,286,896
Debt cash payment								$ 52,446
Debt loan penalties													3,394	482,709
Amortization of debt discount													20,000
Amortization expense										$ 128,538		$ 578,913	$ 335,004	800,159
Short term debt, description										The gain on settlement of debt of $914,049 consisted of a $853,452 gain that resulted from the settlement of accounts payable totaling $950,151 that was settled for $96,699, and a $60,597 gain that resulted from the reduction in the derivative liability due to cash repayments on convertible debt.		The gain on settlement of debt of $2,172,646 consisted of a gain that resulted from the settlement of $1,070,035 in convertible notes, and $175,422 in accrued interest, as well as $122,000 in short-term debt and $22,076 in accrued interest, and the associated derivative liability of $792,218 all totaling $2,181,751 in exchange for 250 Class C shares having a fair-value of $9,105.	If the Company fails to maintain its status as “DTC Eligible” for any reason, or, if the effective Conversion Price as calculated in Section 4(a) is less than $0.0001 at any time (regardless of whether or not a Conversion Notice has been submitted to the Company), the Principal Amount of the Note shall increase by ten thousand dollars ($10,000) (under Holder’s and Company’s expectation that any Principal Amount increase will tack back to the Issuance Date). In addition, the Conversion Price shall be permanently redefined to equal the lesser of (a) $0.00001 or (b) 50% of the lowest traded price during the twenty five (25) consecutive Trading Days immediately preceding the applicable Conversion Date on which the Holder elects to convert all or part of this Note, subject to adjustment as provided in this Note.
Description of short term debt default													Event of Default (as defined herein) occurs, then an additional discount of 15% shall be factored into the Variable Conversion Price until this Note is no longer outstanding (resulting in a discount rate of 65% assuming no other adjustments are triggered hereunder).
Convertible notes payable													$ 24,803	$ 752,409
Number of shares issued (in shares)													45,000
Aggregate debt in default										$ 151,000			$ 151,000
Number of warrant issued													950,000
Penalty interest to the loan										28,000		$ 0
Warrant [Member]
Number of shares converted (in shares)				950,000
Warrant maturity date				3 years	3 years
Excercised price of warrant				$ 0.40	$ 0.40
Preferred Series C [Member]
Convertible debt, description									On February 26, 2020 a lender exchanged $1,070,035 in convertible notes and $175,421 in accrued interest (as denoted by X in the above schedule) as well as $122,000 in short-term debt and $22,076 in accrued interest , and the associated derivative liability of $792,218 all totaling $2,181,750 in exchange for 250 Class C shares having a fair-value of $9,105. A gain of $1,745,994 was recorded.
Convertible notes payable										$ 9,105
Number of shares converted (in shares)									250	250
Number of shares issued (in shares)											100
Class C Preferred Shares [Member]
Number of shares converted (in shares)				150
Promissory Convertible Notes [Member]
Principal amount						$ 40,938	$ 40,938
Maturity term				2 years
Debt cash payment						$ 14,329
Default interest rate				12.00%
Convertible debt, description	On November 23, 2020 the Company entered into a new convertible note for $165,000 with a one year maturity, interest rate of 12%, the Company received $139,000 in cash proceeds, recorded an original issue discount of $15,000, a derivative discount of $82,144, and transaction fees of $11,000. The first year’s interest of $19,800 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $43,750 through the issuance of 17,500 shares. The Company recognized $13,618 as debt discount with a corresponding adjustment to paid-in capital.	On November 16, 2020 the Company entered into a new convertible note for $100,000 with a one year maturity, interest rate of 12%, the Company received $83,500 in cash proceeds, recorded an original issue discount of $12,000, a derivative discount of $49,730, and transaction fees of $4,500. The first year’s interest of $12,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 20,001 through the issuance of 6,667 shares. The Company recognized $6,526 as debt discount with a corresponding adjustment to paid-in capital.	On October 12, 2020 the Company entered into a new convertible note for $250,000 with a one year maturity, interest rate of 12%, the Company received $210,250 in cash proceeds, recorded an original issue discount of $25,000, a derivative discount of $132,613, and transaction fees of $14,750. The first year’s interest of $28,000 is guaranteed and has been accrued. As part of the loan the Company paid a commitment fee of $ 50,000 through the issuance of 19,685 shares.
Number of shares converted (in shares)				1,200,000
Promissory Convertible Notes [Member] | Lender [Member]
Convertible debt, description					On August 28, 2020 a lender exchanged $1,692,690 in convertible notes and $571,454 in accrued interest (as denoted by Y in the above schedule) as well as the associated derivative liability of $2,635,974 all totaling $4,900,118 in exchange for a promissory note of $1,200,000 bearing interest at 12% and maturing August 28, 2022 , 950,000 Warrants with a 3 year maturity and an exercise price of $0.40 having a fair value of $351,500 and 150 Class C shares having a fair-value of $20,290. A gain of $3,278,327 was recorded.		On August 25, 2020 a lender exchanged $40,939 in a convertible note (as denoted by Z in the above schedule), and the associated derivative liability of $31,320 all totaling $72,259 in exchange for a cash payment of $14,329. On September 14, 2020 the same lender exchanged $20,111 in accrued interest and default interest (from that note) for a cash payment of $52,446. A total gain of $25,595 on the two transactions was recorded.
Common Stock [Member]
Principal amount													$ 24,803
Accrued interest payable													$ 19,933
Number of shares converted (in shares)													624,847
Number of shares issued (in shares)													175,000	50,000